Income Taxes (Schedule of Significant Components of Deferred Tax Assets and Liabilities) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Non-current deferred tax assets:
Accruals and others	¥ 112,946	$ 16,268	¥ 21,765
Net operating loss carry forwards	944,772	136,076	459,109
Carryforwards of un-deducted advertising expenses	2,634	379	31
Allowance for doubtful accounts	7,730	1,113	0
Subtotal	1,068,082	153,836	480,905
Less: valuation allowance	(1,068,082)	(153,836)	(480,905)
Total non-current deferred tax assets, net
Non-current deferred tax liabilities:
Recognition of intangible assets arisen from business combination	(23,456)	(3,378)	(24,415)
Total non-current deferred tax assets, net	¥ (23,456)	$ (3,378)	¥ (24,415)